Ordinary shares (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 18, 2017	Mar. 22, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) [1]	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 ₪ / shares
Stockholders' Equity, Reverse Stock Split	five to one
Stock Issued During Period, Shares, New Issues | shares		432,258
Stock Issued During Period, Value, New Issues | $		$ 6,089	$ 6,089
Shares Issued, Price Per Share | $ / shares		$ 15.50
Common Stock, Par or Stated Value Per Share | ₪ / shares				₪ 0.05	₪ 0.05

[1]	All references to ordinary shares amounts have been retroactively restated to reflect the 1:5 reverse shares Split, which was approved after balance sheet date, as if it had taken place as of the beginning of the earliest period presented.